Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online services CNY	Dec. 31, 2011 Online services CNY	Dec. 31, 2010 Online services CNY	Dec. 31, 2012 Events and VIP services CNY	Dec. 31, 2011 Events and VIP services CNY	Dec. 31, 2010 Events and VIP services CNY	Dec. 31, 2012 Other services CNY	Dec. 31, 2011 Other services CNY	Dec. 31, 2010 Other services CNY
Segment Information
Number of reportable segments	3	3
Segment Information
Net revenues	$ 65,938	410,803	331,241	167,589	362,492	277,186	134,062	47,418	51,235	26,265	893	2,820	7,262
Cost of revenues	(23,063)	(143,685)	(104,814)	(61,049)	(117,830)	(73,427)	(40,228)	(25,388)	(26,183)	(18,787)	(467)	(5,204)	(2,034)
Gross profit	$ 42,875	267,118	226,427	106,540	244,662	203,759	93,834	22,030	25,052	7,478	426	(2,384)	5,228